CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE EARNINGS (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 793,602	$ 690,727	$ 615,015
Cost of sales	529,031	456,488	397,724
Gross margin	264,571	234,239	217,291
Expenses
Sales and marketing	88,587	75,135	63,870
Research and development (note 7)	93,707	82,653	72,675
Administration	61,582	42,904	40,956
Restructuring (note 8)	7,115	1,076	0
Acquisition-related and integration	3,962	8,195	843
Impairment (note 17)	0	3,668	0
Loss on disposal of iTank business (note 5(a))	2,064	0	0
Amortization	25,829	20,508	17,277
Total expenses	282,846	234,139	195,621
Earnings (loss) from operations	(18,275)	100	21,670
Foreign exchange gain (loss)	(5,470)	7,550	(1,736)
Other income (note 9)	51	67	83
Earnings (loss) before income taxes	(23,694)	7,717	20,017
Income tax expense	916	3,199	4,371
Net earnings (loss)	(24,610)	4,518	15,646
Other comprehensive income (loss):
Foreign currency translation adjustments, net of taxes of $nil	(6,670)	11,950	(6,448)
Comprehensive earnings (loss)	$ (31,280)	$ 16,468	$ 9,198
Net earnings (loss) per share (in dollars) (note 12)
Basic net earnings per share (in dollars)	$ (0.68)	$ 0.14	$ 0.49
Diluted	$ (0.68)	$ 0.14	$ 0.48
Weighted average number of shares outstanding (in thousands) (note 12)
Basic	36,019	32,356	32,032
Diluted	36,019	32,893	32,335
Product
Revenue	$ 699,332	$ 645,402	$ 578,253
Cost of sales	484,051	434,843	379,602
Services and other
Revenue	94,270	45,325	36,762
Cost of sales	$ 44,980	$ 21,645	$ 18,122